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November 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: Columbia Large Growth Quantitative Fund
         (formerly known as RiverSource Disciplined Large Cap Growth Fund) Columbia Large Value Quantitative Fund
         (formerly known as RiverSource Disciplined Large Cap Value Fund) Columbia Diversified Equity Income Fund
         (formerly known as RiverSource Diversified Equity Income Fund) Columbia Mid Cap Value Opportunity Fund
         (formerly known as RiverSource Mid Cap Value Fund)
    RiverSource Balanced Fund

    Post-Effective Amendment No. 125
    File No. 2-11328/811-54

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 125 (Amendment). This Amendment was filed electronically on Nov. 29, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (212) 850-1703.

Sincerely,


/s/ Joseph D'Alessandro
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Joseph D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.